Pensions and other post-retirement benefit obligations	6 Months Ended
Sep. 30, 2025
Employee Benefits [Abstract]
Pensions and other post-retirement benefit obligations
12. Pensions and other post-retirement benefit obligations

	30 September 2025	31 March 2025
	£m	£m
Present value of funded obligations	(15,628)	(16,154)
Fair value of plan assets	18,218	18,441
	2,590	2,287
Present value of unfunded obligations	(250)	(247)
Other post-employment liabilities	(44)	(47)
	2,296	1,993
Restrictions on asset recognised	(221)	(77)
Net defined benefit asset	2,075	1,916
Presented in consolidated statement of financial position:
Assets	2,424	2,489
Liabilities	(349)	(573)
	2,075	1,916

Key actuarial assumptions	30 September 2025	31 March 2025
Discount rate – UK past service	5.76%	5.73%
Discount rate – US	5.30%	5.50%
Rate of increase in RPI – UK past service	2.81%	2.99%
The movement in the net pensions and other post-retirement benefit (OPEB) obligations position in the period can be analysed as follows:

	30 September 2025	30 September 2024
	£m	£m
Opening net defined benefit asset	1,916	1,814
Cost recognised in the income statement	(25)	(29)
Employer contributions	62	81
Remeasurements and foreign exchange	260	18
Other movements	2	(9)
Adjustments for restrictions on the defined benefit asset	(140)	—
Closing net defined benefit asset	2,075	1,875
The pension and OPEB surpluses in both the UK and the US of £1,041 million and £1,383 million respectively (31 March 2025: £1,179 million and £1,310 million) continue to be recognised as assets under IFRIC 14 as explained on page 216 of the Annual Report and Accounts for the year ended 31 March 2025. The pension and OPEB surpluses are presented net of an irrecoverable surplus of £221 million (31 March 2025: £77 million) related to one OPEB plan. The economic benefit from reductions in future contributions to the plan is not sufficient to cover the surplus and this plan does not have an unconditional right to a refund of surplus assets in the event of a winding up without incurring significant tax charges.